Series A Convertible Preferred Stock Warrants (Details 2) - Series A Preferred Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding, Beginning balance	2,000,000	2,000,000
Warrants expired
Warrants granted
Warrants exercised
Warrant outstanding, Ending balancre	2,000,000	2,000,000
Exercisable	2,000,000
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.001	$ 0.001
Warrants cancelled weighted average exercise price
Warrants granted weighted average exercise price
Warrants exercised weighted average exercise price
Warrants outstanding weighted average exercise price, Ending balance	$ 0.001	$ 0.001
Warrants exercisable weighted average exercise price, Ending balance	$ 0.001